Accounts Receivable - Summary of Movements in the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the beginning of the year	¥ 12,496	$ 1,961	¥ 4,770
Provisions/(Reversal)	(286)	(45)	7,726
Write-offs	(232)	(36)
Balance at the end of the year	924	145	¥ 12,496
ASU 2016-13
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the end of the year	¥ (11,054)	$ (1,735)